Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued (in shares)	0	0	0
Preferred Stock, Shares Outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized (in shares)	50,000,000	50,000,000	50,000,000
Common Stock, Shares Issued (in shares)	719,353	709,024	252,174
Common Stock, Shares Outstanding (in shares)	719,353	709,024	252,174